United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-02-28

Date of Reporting Period: Six months ended 2024-08-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Small Cap
Core ETF
NYSE Arca | FSCC
Semi-Annual Shareholder Report | August 31, 2024
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Small Cap Core ETF	$3*	0.36%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.
Key Fund Statistics
Net Assets	$3,456,618
Number of Investments	276
Portfolio Turnover Rate	5%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L602
Q456848-A (10/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Value ETF
NYSE Arca | FLCV
Semi-Annual Shareholder Report | August 31, 2024
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Value ETF	$3*	0.32%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.
Key Fund Statistics
Net Assets	$3,186,018
Number of Investments	99
Portfolio Turnover Rate	2%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L701
Q456856-A (10/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth ETF
NYSE Arca | FLCG
Semi-Annual Shareholder Report | August 31, 2024
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Growth ETF	$4*	0.39%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.
Key Fund Statistics
Net Assets	$2,730,960
Number of Investments	91
Portfolio Turnover Rate	10%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L800
Q456869-A (10/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap
Core ETF
NYSE Arca | FLCC
Semi-Annual Shareholder Report | August 31, 2024
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Core ETF (the “Fund”) for the period of July 31, 2024 to August 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Core ETF	$3*	0.29%
*	Based on operations for the period from July 31, 2024 to August 31, 2024. Expenses for the full year would be higher.
Key Fund Statistics
Net Assets	$2,773,026
Number of Investments	122
Portfolio Turnover Rate	2%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L503
Q456859-A (10/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
August 31, 2024

NYSE Arca | FLCC

Federated Hermes MDT Large Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—10.4%
1,010		Alphabet, Inc., Class A	$ 165,014
130		Meta Platforms, Inc.	67,770
11	[1]	Netflix, Inc.	7,715
138	[1]	Spotify Technology SA	47,318
97	[1]	ZoomInfo Technologies, Inc.	959
		TOTAL	288,776
		Consumer Discretionary—9.6%
459		Advance Auto Parts, Inc.	20,797
402	[1]	Amazon.com, Inc.	71,757
167	[1]	Cava Group, Inc.	19,044
11	[1]	DoorDash, Inc.	1,416
188		eBay, Inc.	11,111
201	[1]	Expedia Group, Inc.	27,957
1,139		Gap (The), Inc.	25,548
24		Murphy USA, Inc.	12,471
8	[1]	O’Reilly Automotive, Inc.	9,040
75		PVH Corp.	7,402
129	[1]	Royal Caribbean Cruises, Ltd.	21,236
99		SharkNinja, Inc.	9,486
75		Wingstop, Inc.	28,958
		TOTAL	266,223
		Consumer Staples—6.0%
215		Colgate-Palmolive Co.	22,898
46		Costco Wholesale Corp.	41,050
187		Kimberly-Clark Corp.	27,051
363		Kroger Co.	19,315
261	[1]	Maplebear, Inc.	9,367
247		PepsiCo, Inc.	42,701
34		Walmart, Inc.	2,626
		TOTAL	165,008
		Energy—2.6%
84		Cheniere Energy, Inc.	15,562
63		Devon Energy Corp.	2,821
110		EOG Resources, Inc.	14,170
216		Marathon Petroleum Corp.	38,258
11		Phillips 66	1,544
		TOTAL	72,355
		Financials—13.9%
126		Ameriprise Financial, Inc.	56,630
2		Aon PLC	687
71	[1]	Arch Capital Group Ltd.	8,029
732		Bank of New York Mellon Corp.	49,937
17		Cboe Global Markets, Inc.	3,492
30	[1]	Coinbase Global, Inc.	5,501
146		Corebridge Financial, Inc.	4,316
19	[1]	Fiserv, Inc.	3,317
43		Hartford Financial Services Group, Inc.	4,992
226		Interactive Brokers Group, Inc., Class A	29,129
12		Mastercard, Inc.	5,800
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
336		Northern Trust Corp.	$ 30,647
101		Progressive Corp., OH	25,472
492		Prudential Financial, Inc.	59,611
33		Ryan Specialty Group Holdings, Inc.	2,133
489		State Street Corp.	42,592
202		The Travelers Cos., Inc.	46,070
106		Virtu Financial, Inc.	3,255
173		Western Union Co.	2,111
		TOTAL	383,721
		Health Care—12.5%
428		AbbVie, Inc.	84,021
6	[1]	Align Technology, Inc.	1,423
49		Amgen, Inc.	16,358
43	[1]	Biogen, Inc.	8,805
9		Cardinal Health, Inc.	1,015
81		Cencora, Inc.	19,405
309	[1]	Centene Corp.	24,358
1,021	[1]	Elanco Animal Health, Inc.	15,795
23		Elevance Health, Inc.	12,808
16		GE HealthCare Technologies, Inc.	1,357
353		Gilead Sciences, Inc.	27,887
55	[1]	Illumina, Inc.	7,227
249	[1]	Incyte Genomics, Inc.	16,349
249		Johnson & Johnson	41,299
27		McKesson Corp.	15,149
282		Merck & Co., Inc.	33,403
18		Teleflex, Inc.	4,413
17		The Cigna Group	6,151
19	[1]	Vertex Pharmaceuticals, Inc.	9,422
		TOTAL	346,645
		Industrials—7.6%
48		AGCO Corp.	4,370
28		Allegion PLC	3,888
237		Allison Transmission Holdings, Inc.	21,982
107		Booz Allen Hamilton Holding Corp.	16,989
41		Caterpillar, Inc.	14,600
18		GE Aerospace	3,143
22		Lennox International, Inc.	12,984
81		Manpower, Inc.	5,988
128		Masco Corp.	10,184
54		Otis Worldwide Corp.	5,113
18		PACCAR, Inc.	1,731
72		Paychex, Inc.	9,446
109		Paycom Software, Inc.	17,743
6		Rockwell Automation, Inc.	1,632
46		Ryder System, Inc.	6,681
28		Trane Technologies PLC	10,127
33		Union Pacific Corp.	8,451
26		Veralto Corp.	2,923
171		Verisk Analytics, Inc.	46,652
18		Vertiv Holdings Co.	1,495
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
26		Waste Management, Inc.	$ 5,513
		TOTAL	211,635
		Information Technology—31.3%
1,021		Apple, Inc.	233,809
45		Applied Materials, Inc.	8,877
173	[1]	AppLovin Corp.	16,066
106	[1]	Arista Networks, Inc.	37,458
114	[1]	Cirrus Logic, Inc.	16,609
333	[1]	DXC Technology Co.	6,883
530	[1]	Fortinet, Inc.	40,656
461	[1]	GoDaddy, Inc.	77,176
88		Hewlett Packard Enterprise Co.	1,705
47		Micron Technology, Inc.	4,523
407		Microsoft Corp.	169,776
834	[1]	Nutanix, Inc.	52,700
932		NVIDIA Corp.	111,253
24		Oracle Corp.	3,391
383		Pegasystems, Inc.	27,147
31	[1]	Qorvo, Inc.	3,593
262		Qualcomm, Inc.	45,929
153	[1]	Zoom Video Communications, Inc.	10,569
		TOTAL	868,120
		Materials—2.9%
71	[1]	Axalta Coating Systems Ltd.	2,591
421		CRH PLC	38,214
156		FMC Corp.	10,074
54		Mosaic Co./The	1,543
34		Nucor Corp.	5,165
164		PPG Industries, Inc.	21,276
21		Steel Dynamics, Inc.	2,510
		TOTAL	81,373
		Real Estate—1.5%
39		American Tower Corp.	8,738
27	[1]	CBRE Group, Inc.	3,109
756		Kilroy Realty Corp.	27,420
3		Public Storage	1,031
		TOTAL	40,298
		Utilities—1.2%
128		Constellation Energy Corp.	25,178
27		Edison International	2,350
42		Entergy Corp.	5,069
14		WEC Energy Group, Inc.	1,302
		TOTAL	33,899
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $2,639,724)[2]	2,758,053
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	14,973
		TOTAL NET ASSETS—100%	$2,773,026

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Semi-Annual Financial Statements and Additional Information
3

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 8/31/2024[1]
Net Asset Value, Beginning of Period	$25.23
Income From Investment Operations:
Net investment income[2]	0.02
Net realized and unrealized gain (loss)	1.16
Total from Investment Operations	1.18
Net Asset Value, End of Period	$26.41
Total Return[3]	4.68%
Ratios to Average Net Assets:
Net expenses[4]	0.29%[5]
Net investment income	1.07%[5]
Expense waiver/reimbursement[6]	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,773
Portfolio turnover[7]	2%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
August 31, 2024 (unaudited)

Assets:
Investment in securities, at value (identified cost $2,639,724)	$2,758,053
Cash	13,114
Income receivable	2,562
Total Assets	2,773,729
Liabilities:
Payable for investment adviser fee (Note 5)	$703
TOTAL LIABILITIES	703
Net assets for 105,004 shares outstanding	$2,773,026
Net Assets Consist of:
Paid-in capital	$2,642,657
Total distributable earnings (loss)	130,369
TOTAL NET ASSETS	$2,773,026
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,773,026 ÷ 105,004 shares outstanding, no par value, unlimited shares authorized	$26.41
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Operations
Period Ended August 31, 20241 (unaudited)

Investment Income:
Dividends	$3,258
Expenses:
Investment adviser fee (Note 5)	$930
Waiver of investment adviser fee (Note 5)	(227)
Net expenses	703
Net investment income	2,555
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(1,299)
Net realized gain on in-kind redemptions	10,784
Net change in unrealized appreciation of investments	118,329
Net realized and unrealized gain (loss) on investments and in-kind redemptions	127,814
Change in net assets resulting from operations	$130,369

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

Period Ended (unaudited) 8/31/2024[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,555
Net realized gain	9,485
Net change in unrealized appreciation/depreciation	118,329
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,369
Share Transactions:
Proceeds from sale of shares	3,421,586
Cost of shares redeemed	(778,929)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,642,657
Change in net assets	2,773,026
Net Assets:
Beginning of period	—
End of period	$2,773,026

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Notes to Financial Statements
August 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Core ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information
9

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $227 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended August 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2024, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information
10

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
Period Ended 8/31/2024[1]
Shares sold	135,004
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	(30,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	105,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
4. FEDERAL TAX INFORMATION
At August 31, 2024, the cost of investments for federal tax purposes was $2,639,724. The net unrealized appreciation of investments for federal tax purposes was $118,329. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $139,354 and unrealized depreciation from investments for those securities having an excess of cost over value of $21,025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.39% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the period ended August 31, 2024, the Adviser voluntarily waived $227 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended August 31, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
11

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.29% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of August 31, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the period ended August 31, 2024, were as follows:
Purchases	$58,319
Sales	$700,647
Purchases and sales include $3,395,854 and $123,286, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2024, there were no outstanding loans. During the period ended August 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
12

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Core ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information
13

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
14

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of certain other Federated Hermes Funds that are advised by the Adviser and the Fund’s proposed portfolio managers. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
Semi-Annual Financial Statements and Additional Information
15

Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’
Semi-Annual Financial Statements and Additional Information
16

administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
17

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L503
Q456859 (10/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2024

NYSE Arca | FLCG

Federated Hermes MDT Large Cap Growth ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—12.6%
739		Alphabet, Inc., Class A	$ 120,738
17	[1]	Live Nation Entertainment, Inc.	1,660
219		Meta Platforms, Inc.	114,167
76	[1]	Netflix, Inc.	53,303
153	[1]	Spotify Technology SA	52,461
171	[1]	ZoomInfo Technologies, Inc.	1,691
		TOTAL	344,020
		Consumer Discretionary—12.0%
134	[1]	Airbnb, Inc.	15,719
696	[1]	Amazon.com, Inc.	124,236
1	[1]	AutoZone, Inc.	3,181
173	[1]	Cava Group, Inc.	19,729
220	[1]	Chipotle Mexican Grill, Inc.	12,338
82	[1]	DoorDash, Inc.	10,554
281		eBay, Inc.	16,607
14		Murphy USA, Inc.	7,275
14	[1]	O’Reilly Automotive, Inc.	15,820
114	[1]	Royal Caribbean Cruises, Ltd.	18,767
136	[1]	SharkNinja, Inc.	13,031
143	[1]	Tesla, Inc.	30,618
9	[1]	Ulta Beauty, Inc.	3,176
96		Wingstop, Inc.	37,066
		TOTAL	328,117
		Consumer Staples—4.7%
94		Costco Wholesale Corp.	83,884
121		Kimberly-Clark Corp.	17,504
171	[1]	Maplebear, Inc.	6,137
112		PepsiCo, Inc.	19,362
		TOTAL	126,887
		Financials—7.4%
50		Ally Financial, Inc.	2,159
152		Ameriprise Financial, Inc.	68,315
11	[1]	Coinbase Global, Inc.	2,017
8		Marsh & McLennan Cos., Inc.	1,820
74		Mastercard, Inc.	35,767
8		MSCI, Inc., Class A	4,645
64		Progressive Corp., OH	16,141
128		Ryan Specialty Group Holdings, Inc.	8,273
582	[1]	StoneCo Ltd.	7,717
182		Visa, Inc., Class A	50,299
349		Western Union Co.	4,258
		TOTAL	201,411
		Health Care—10.0%
266		AbbVie, Inc.	52,218
6	[1]	Align Technology, Inc.	1,423
93		Amgen, Inc.	31,046
31		Baxter International, Inc.	1,176
11		Cardinal Health, Inc.	1,240
109		Cencora, Inc.	26,113
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
23		Elevance Health, Inc.	$ 12,809
49		Eli Lilly & Co.	47,041
34		GE HealthCare Technologies, Inc.	2,884
113	[1]	Illumina, Inc.	14,848
128	[1]	Incyte Genomics, Inc.	8,405
38		McKesson Corp.	21,321
230		Merck & Co., Inc.	27,244
3	[1]	Regeneron Pharmaceuticals, Inc.	3,554
33		The Cigna Group	11,940
17	[1]	Vertex Pharmaceuticals, Inc.	8,430
11		Zoetis, Inc.	2,018
		TOTAL	273,710
		Industrials—3.4%
5		Acuity Brands, Inc.	1,274
204		Allison Transmission Holdings, Inc.	18,921
9		Automatic Data Processing, Inc.	2,483
27		Paychex, Inc.	3,542
112		Paycom Software, Inc.	18,231
4		Trane Technologies PLC	1,447
22	[1]	Uber Technologies, Inc.	1,609
174		Veralto Corp.	19,563
75		Verisk Analytics, Inc.	20,461
69		Vertiv Holdings Co.	5,729
		TOTAL	93,260
		Information Technology—48.7%
80	[1]	Adobe, Inc.	45,953
107	[1]	Advanced Micro Devices, Inc.	15,896
984		Apple, Inc.	225,336
334		Applied Materials, Inc.	65,885
138	[1]	AppLovin Corp.	12,816
192	[1]	Arista Networks, Inc.	67,849
199		Broadcom, Inc.	32,401
109	[1]	Datadog, Inc.	12,672
198		Dell Technologies, Inc.	22,877
601	[1]	Fortinet, Inc.	46,103
39	[1]	Gitlab, Inc.	1,849
429	[1]	GoDaddy, Inc.	71,819
13	[1]	HubSpot, Inc.	6,488
29		Intuit, Inc.	18,278
8		KLA Corp.	6,555
8		Lam Research Corp.	6,568
112	[1]	Lattice Semiconductor Corp.	5,304
504		Microsoft Corp.	210,239
849	[1]	Nutanix, Inc.	53,648
1,612		NVIDIA Corp.	192,424
272		Oracle Corp.	38,431
18	[1]	Palo Alto Networks, Inc.	6,529
312		Pegasystems, Inc.	22,115
511		Qualcomm, Inc.	89,578
35	[1]	ServiceNow, Inc.	29,925
208	[1]	Zoom Video Communications, Inc.	14,369
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
40	[1]	Zscaler, Inc.	$ 7,999
		TOTAL	1,329,906
		Materials—0.7%
46		FMC Corp.	2,971
128		PPG Industries, Inc.	16,605
		TOTAL	19,576
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $2,590,666)[2]	2,716,887
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	14,073
		TOTAL NET ASSETS—100%	$2,730,960

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 8/31/2024[1]
Net Asset Value, Beginning of Period	$24.52
Income From Investment Operations:
Net investment income[2]	0.01
Net realized and unrealized gain (loss)	1.48
Total from Investment Operations	1.49
Net Asset Value, End of Period	$26.01
Total Return[3]	6.08%
Ratios to Average Net Assets:
Net expenses[4]	0.39%[5]
Net investment income	0.36%[5]
Expense waiver/reimbursement[6]	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,731
Portfolio turnover[7]	10%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
August 31, 2024 (unaudited)

Assets:
Investment in securities, at value (identified cost $2,590,666)	$2,716,887
Cash	13,916
Income receivable	1,076
Total Assets	2,731,879
Liabilities:
Payable for investment adviser fee (Note 5)	$919
TOTAL LIABILITIES	919
Net assets for 105,004 shares outstanding	$2,730,960
Net Assets Consist of:
Paid-in capital	$2,577,704
Total distributable earnings (loss)	153,256
TOTAL NET ASSETS	$2,730,960
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,730,960 ÷ 105,004 shares outstanding, no par value, unlimited shares authorized	$26.01
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Operations
Period Ended August 31, 20241 (unaudited)

Investment Income:
Dividends	$1,752
Expenses:
Investment adviser fee (Note 5)	$1,141
Waiver of investment adviser fee (Note 5)	(222)
Net expenses	919
Net investment income	833
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized gain on investments	7,630
Net realized gain on in-kind redemptions	18,572
Net change in unrealized appreciation of investments	126,221
Net realized and unrealized gain (loss) on investments and in-kind redemptions	152,423
Change in net assets resulting from operations	$153,256

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

Period Ended (unaudited) 8/31/2024[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$833
Net realized gain	26,202
Net change in unrealized appreciation/depreciation	126,221
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	153,256
Share Transactions:
Proceeds from sale of shares	2,963,121
Cost of shares redeemed	(385,417)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,577,704
Change in net assets	2,730,960
Net Assets:
Beginning of period	—
End of period	$2,730,960

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Notes to Financial Statements
August 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Growth ETF (the “Fund”). The Fund’s investment objective is to seek income and long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information
8

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $222 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended August 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2024, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information
9

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
Period Ended 8/31/2024[1]
Shares sold	120,004
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	(15,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	105,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
4. FEDERAL TAX INFORMATION
At August 31, 2024, the cost of investments for federal tax purposes was $2,590,666. The net unrealized appreciation of investments for federal tax purposes was $126,221. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $143,183 and unrealized depreciation from investments for those securities having an excess of cost over value of $16,962.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.49% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the period ended August 31, 2024, the Adviser voluntarily waived $222 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended August 31, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
10

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.39% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of August 31, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the period ended August 31, 2024, were as follows:
Purchases	$259,148
Sales	$395,204
Purchases and sales include $2,908,105 and $207,585, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2024, there were no outstanding loans. During the period ended August 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
11

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Growth ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information
12

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
13

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Large Cap Growth Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Large Cap Growth Fund”). The Board also considered information comparing the MDT Large Cap Growth Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Semi-Annual Financial Statements and Additional Information
14

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Large Cap Growth Fund. The Board also reviewed information about differences between the MDT Large Cap Growth Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Semi-Annual Financial Statements and Additional Information
15

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
16

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Growth ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L800
Q456869 (10/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2024

NYSE Arca | FLCV

Federated Hermes MDT Large Cap Value ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—3.0%
1,093		AT&T, Inc.	$ 21,751
554		Comcast Corp., Class A	21,922
241		Electronic Arts, Inc.	36,588
156		Omnicom Group, Inc.	15,667
		TOTAL	95,928
		Consumer Discretionary—5.1%
638		Advance Auto Parts, Inc.	28,908
1,547		Gap (The), Inc.	34,699
79		McDonald’s Corp.	22,804
216		PVH Corp.	21,317
144	[1]	Royal Caribbean Cruises, Ltd.	23,705
314		SharkNinja, Inc.	30,088
		TOTAL	161,521
		Consumer Staples—8.7%
592		Colgate-Palmolive Co.	63,048
468		Kimberly-Clark Corp.	67,701
897		Kroger Co.	47,729
213	[1]	Maplebear, Inc.	7,645
196		Molson Coors Beverage Company, Class B	10,578
460		PepsiCo, Inc.	79,525
		TOTAL	276,226
		Energy—6.0%
109		Cheniere Energy, Inc.	20,193
181		Chevron Corp.	26,779
608		Devon Energy Corp.	27,226
54		EOG Resources, Inc.	6,956
199		Exxon Mobil Corp.	23,470
375		Marathon Petroleum Corp.	66,420
151		Phillips 66	21,187
2		Valero Energy Corp.	294
		TOTAL	192,525
		Financials—23.9%
177		Ameriprise Financial, Inc.	79,551
90		Aon PLC	30,935
1,135		Bank of New York Mellon Corp.	77,430
71	[1]	Berkshire Hathaway, Inc., Class B	33,790
29	[1]	Coinbase Global, Inc.	5,317
10		Corebridge Financial, Inc.	296
211	[1]	Fiserv, Inc.	36,841
347		Hartford Financial Services Group, Inc.	40,287
459		Interactive Brokers Group, Inc., Class A	59,160
4		Intercontinental Exchange, Inc.	646
146		JPMorgan Chase & Co.	32,821
454		Northern Trust Corp.	41,409
297		Popular, Inc.	30,442
253		Progressive Corp., OH	63,807
715		Prudential Financial, Inc.	86,629
566		State Street Corp.	49,299
358		The Travelers Cos., Inc.	81,649
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
206		Wells Fargo & Co.	$ 12,045
		TOTAL	762,354
		Health Care—17.3%
264		Abbott Laboratories	29,903
378		AbbVie, Inc.	74,205
35		Amgen, Inc.	11,684
40	[1]	Biogen, Inc.	8,190
100		Cardinal Health, Inc.	11,272
464	[1]	Centene Corp.	36,577
432		Dentsply Sirona, Inc.	10,925
2,036	[1]	Elanco Animal Health, Inc.	31,497
41		Elevance Health, Inc.	22,833
707		Gilead Sciences, Inc.	55,853
237	[1]	Illumina, Inc.	31,142
433	[1]	Incyte Genomics, Inc.	28,431
615		Johnson & Johnson	102,004
26		McKesson Corp.	14,588
262		Merck & Co., Inc.	31,034
27		Teleflex, Inc.	6,620
30		The Cigna Group	10,854
54		UnitedHealth Group, Inc.	31,871
		TOTAL	549,483
		Industrials—13.9%
320		AGCO Corp.	29,133
545		Allison Transmission Holdings, Inc.	50,549
22		Automatic Data Processing, Inc.	6,070
127		Caterpillar, Inc.	45,225
88	[1]	Core & Main, Inc.	4,227
140		GE Aerospace	24,447
295		Manpower, Inc.	21,806
526		Otis Worldwide Corp.	49,807
114		Pentair PLC	10,111
153	[1]	SPX Technologies, Inc.	24,960
114		Trane Technologies PLC	41,229
27		TransDigm, Inc.	37,077
199		Union Pacific Corp.	50,962
7		Veralto Corp.	787
175		Waste Management, Inc.	37,107
80	[1]	XPO, Inc.	9,169
		TOTAL	442,666
		Information Technology—8.5%
295	[1]	AppLovin Corp.	27,397
69	[1]	DXC Technology Co.	1,426
692	[1]	Fortinet, Inc.	53,083
494	[1]	GoDaddy, Inc.	82,701
2,166		Hewlett Packard Enterprise Co.	41,955
569	[1]	Nutanix, Inc.	35,955
22		Qualcomm, Inc.	3,857
368	[1]	Zoom Video Communications, Inc.	25,421
		TOTAL	271,795
		Materials—5.5%
13		Albemarle Corp.	1,173
Semi-Annual Financial Statements and Additional Information
2

Shares		Value
	COMMON STOCKS—continued
	Materials—continued
556	Berry Global Group, Inc.	$ 38,286
259	CRH PLC	23,509
317	FMC Corp.	20,472
359	Newmont Corp.	19,167
138	Nucor Corp.	20,964
403	PPG Industries, Inc.	52,281
	TOTAL	175,852
	Real Estate—3.9%
1,381	Kilroy Realty Corp.	50,089
16	Public Storage	5,499
154	SBA Communications, Corp.	34,906
520	SL Green Realty Corp.	34,653
	TOTAL	125,147
	Utilities—3.6%
216	Consolidated Edison Co.	21,937
126	Constellation Energy Corp.	24,784
1,377	Exelon Corp.	52,450
169	Vistra Corp.	14,438
	TOTAL	113,609
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $3,049,604)[2]	3,167,106
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	18,912
	TOTAL NET ASSETS—100%	$3,186,018

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 8/31/2024[1]
Net Asset Value, Beginning of Period	$25.42
Income From Investment Operations:
Net investment income[2]	0.04
Net realized and unrealized gain (loss)	1.09
Total from Investment Operations	1.13
Net Asset Value, End of Period	$26.55
Total Return[3]	4.45%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]
Net investment income	1.98%[5]
Expense waiver/reimbursement[6]	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,186
Portfolio turnover[7]	2%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
August 31, 2024 (unaudited)

Assets:
Investment in securities, at value (identified cost $3,049,604)	$3,167,106
Cash	14,658
Income receivable	5,035
Total Assets	3,186,799
Liabilities:
Payable for investment adviser fee (Note 5)	$781
TOTAL LIABILITIES	781
Net assets for 120,004 shares outstanding	$3,186,018
Net Assets Consist of:
Paid-in capital	$3,054,546
Total distributable earnings (loss)	131,472
TOTAL NET ASSETS	$3,186,018
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,186,018 ÷ 120,004 shares outstanding, no par value, unlimited shares authorized	$26.55
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Operations
Period Ended August 31, 20241 (unaudited)

Investment Income:
Dividends	$5,551
Expenses:
Investment adviser fee (Note 5)	$1,010
Waiver of investment adviser fee (Note 5)	(229)
Net expenses	781
Net investment income	4,770
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized gain on investments	376
Net realized gain on in-kind redemptions	8,824
Net change in unrealized appreciation of investments	117,502
Net realized and unrealized gain (loss) on investments and in-kind redemptions	126,702
Change in net assets resulting from operations	$131,472

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

Period Ended (unaudited) 8/31/2024[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,770
Net realized gain	9,200
Net change in unrealized appreciation/depreciation	117,502
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	131,472
Share Transactions:
Proceeds from sale of shares	3,832,708
Cost of shares redeemed	(778,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,054,546
Change in net assets	3,186,018
Net Assets:
Beginning of period	—
End of period	$3,186,018

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Notes to Financial Statements
August 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Value ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information
8

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $229 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended August 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2024, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information
9

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
Period Ended 8/31/2024[1]
Shares sold	150,004
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	(30,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	120,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
4. FEDERAL TAX INFORMATION
At August 31, 2024, the cost of investments for federal tax purposes was $3,049,604. The net unrealized appreciation of investments for federal tax purposes was $117,502. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $136,406 and unrealized depreciation from investments for those securities having an excess of cost over value of $18,904.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.42% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the period ended August 31, 2024, the Adviser voluntarily waived $229 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended August 31, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
10

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of August 31, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the period ended August 31, 2024, were as follows:
Purchases	$61,185
Sales	$714,190
Purchases and sales include $3,807,180 and $113,771, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2024, there were no outstanding loans. During the period ended August 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
11

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Value ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information
12

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
13

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Large Cap Value Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Large Cap Value Fund”). The Board also considered information comparing the MDT Large Cap Value Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Semi-Annual Financial Statements and Additional Information
14

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Large Cap Value Fund. The Board also reviewed information about differences between the MDT Large Cap Value Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Semi-Annual Financial Statements and Additional Information
15

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
16

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Value ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L701
Q456856 (10/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2024

NYSE Arca | FSCC

Federated Hermes MDT Small Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—3.4%
196	[1]	AMC Networks, Inc.	$ 1,930
1,278	[1]	Cinemark Holdings, Inc.	34,992
1,170	[1]	E.W. Scripps Co.	2,305
90	[1]	EverQuote, Inc.	2,223
491	[1]	Grindr, Inc.	5,907
2,976	[1]	Lumen Technologies, Inc.	15,624
941	[1]	Madison Square Garden Spinco	39,729
116	[1]	MediaAlpha, Inc.	2,065
217		Shutterstock, Inc.	7,786
1,160	[1]	Vimeo Holdings, Inc.	6,206
		TOTAL	118,767
		Consumer Discretionary—8.8%
79	[1]	Abercrombie & Fitch Co., Class A	11,658
101	[1]	Adient PLC	2,285
213	[1]	American Public Education, Inc.	3,561
217	[1]	Beyond, Inc.	2,133
41	[1]	Brinker International, Inc.	2,932
77	[1]	Carvana Co.	11,598
3,575	[1]	Chegg, Inc.	7,722
667		Clarus Corp.	2,875
206		Dana, Inc.	2,326
326	[1]	Frontdoor, Inc.	15,674
191	[1]	Helen of Troy Ltd.	10,196
1,635	[1]	iRobot Corp.	11,968
43	[1]	Life Time Group Holdings, Inc.	1,011
90		Monro, Inc.	2,438
86		Murphy USA, Inc.	44,688
1,164	[1]	National Vision Holdings, Inc.	12,292
93	[1]	ODP Corp./The	2,869
1,294		PetMed Express, Inc.	4,128
37		Phinia, Inc.	1,774
2,456	[1]	Rush Street Interactive, Inc.	23,013
6	[1]	Sleep Number Corp.	91
489	[1]	Taylor Morrison Home Corp.	32,924
153		Texas Roadhouse, Inc.	25,819
397	[1]	Universal Technical Institute, Inc.	6,928
496		Upbound Group, Inc.	16,517
33	[1]	Visteon Corp.	3,341
206	[1]	Warby Parker, Inc.	3,073
47		Wingstop, Inc.	18,147
51		Winnebago Industries, Inc.	3,043
1,163		Wolverine World Wide, Inc.	15,945
		TOTAL	302,969
		Consumer Staples—3.7%
994	[1]	Beauty Health Co./The	1,779
634	[1]	Bellring Brands, Inc.	35,460
190		Energizer Holdings, Inc.	6,156
1,136	[1]	Hain Celestial Group, Inc.	9,088
485		Medifast, Inc.	8,875
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,326		Nu Skin Enterprises, Inc., Class A	$ 29,701
197	[1]	Sprouts Farmers Market, Inc.	20,498
281		Turning Point Brands, Inc.	11,139
109	[1]	United Natural Foods, Inc.	1,649
98	[1]	Vital Farms, Inc.	3,082
		TOTAL	127,427
		Energy—5.0%
422	[1]	Amplify Energy Corp.	3,009
1,151		Ardmore Shipping Corp.	21,731
419		California Resources Corp.	21,985
195		CONSOL Energy, Inc.	19,945
213	[1]	Expro Group Holdings NV	4,230
249		International Seaways, Inc.	12,906
29		Kinetik Holdings, Inc.	1,283
60		Kodiak Gas Services	1,665
701		Liberty Energy, Inc.	14,434
216		Magnolia Oil & Gas Corp.	5,532
46	[1]	Nabors Industries Ltd.	3,467
926	[1]	Oil States International, Inc.	4,898
55		PBF Energy, Inc.	1,873
106		Scorpio Tankers, Inc.	7,583
878		SM Energy Co.	40,063
62		Weatherford International PLC	6,506
		TOTAL	171,110
		Financials—18.7%
512		Amalgamated Financial Corp.	16,891
1,187	[1]	AvidXchange Holdings, Inc.	9,579
40		BancFirst Corp.	4,256
23	[1]	Bancorp, Inc., DE	1,205
1,286		BankUnited, Inc.	49,421
101		Bread Financial Holdings, Inc.	5,875
3,828		BrightSpire Capital, Inc.	22,777
1,064		Byline Bancorp, Inc.	29,526
810	[1]	Cantaloupe, Inc.	5,605
47		Capital Bancorp, Inc.	1,202
1,052		CNO Financial Group, Inc.	36,736
303	[1]	Customers Bancorp, Inc.	15,701
22	[1]	Donnelley Financial Solutions, Inc.	1,466
175		Employers Holdings, Inc.	8,391
626		FB Financial Corp.	30,186
1,178		Fidelis Insurance	21,816
406		First Business Financial Services, Inc.	18,420
1,115		First Foundation, Inc.	7,850
69		Fulton Financial Corp.	1,335
469	[1]	Green Dot Corp.	5,239
334	[1]	Hamilton Insurance Group, Ltd.	6,540
46		HCI Group, Inc.	4,408
191		Hometrust Bancshares, Inc.	6,964
1,014		Jackson Financial, Inc.	91,230
310	[1]	LendingTree, Inc.	17,958
217		Mercantile Bank Corp.	9,978
663		Merchants Bancorp, Inc.	30,398
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
61		Midland States Bancorp, Inc.	$ 1,389
959		New York Community Bancorp, Inc.	10,396
80	[1]	NMI Holdings, Inc.	3,286
450		OFG Bancorp.	20,695
239	[1]	Oscar Health, Inc.	4,374
57	[1]	Palomar Holdings, Inc.	5,655
212		Peapack-Gladstone Financial Corp.	6,055
254		PROG Holdings, Inc.	11,877
90		RLI Corp.	13,869
332		Sierra Bancorp	10,003
1,095	[1]	Siriuspoint Ltd.	16,414
718	[1]	Skyward Specialty Insurance Group, Inc.	29,345
112		The Bank of NT Butterfield & Son Ltd.	4,284
924		Trustmark Corp.	30,778
23		UMB Financial Corp.	2,383
69		Universal Insurance Holdings, Inc.	1,476
247		Victory Capital Holdings	13,479
		TOTAL	646,711
		Health Care—18.9%
2,125	[1]	ADMA Biologics, Inc.	36,784
3,341	[1]	Akebia Therapeutics, Inc.	5,179
720	[1]	Aldeyra Therapeutics, Inc.	4,144
259	[1]	Alector, Inc.	1,368
861	[1]	Alkermes PLC	24,495
1,187	[1]	Amylyx Pharmaceuticals, Inc.	2,635
243	[1]	AnaptysBio, Inc.	9,256
180	[1]	Arvinas, Inc.	4,709
659	[1]	Atea Pharmaceuticals, Inc.	2,537
302	[1]	Blueprint Medicines Corp.	28,853
92	[1]	BrightSpring Health Services, Inc.	1,155
202	[1]	Catalyst Pharmaceutical Partners, Inc.	4,091
2,232	[1]	Codexis, Inc.	6,450
593	[1]	Collegium Pharmaceutical, Inc.	22,807
1,354	[1]	Community Health Systems, Inc.	7,379
106	[1]	Edgewise Therapeutics, Inc.	1,988
597	[1]	Emergent BioSolutions, Inc.	4,961
2,469	[1]	Fate Therapeutics, Inc.	9,061
10	[1]	Glaukos Corp.	1,339
30	[1]	Haemonetics Corp.	2,267
996	[1]	Halozyme Therapeutics, Inc.	63,595
863	[1]	Harmony Biosciences Holdings, Inc.	31,051
1,365	[1]	Hims & Hers Health, Inc.	20,106
1,797	[1]	Inmode Ltd.	30,028
1,255	[1]	Inogen, Inc.	15,399
26	[1]	Insmed, Inc.	1,988
30	[1]	Krystal Biotech, Inc.	5,854
8	[1]	Lantheus Holdings, Inc.	852
214	[1]	Livanova PLC	10,783
4,525	[1]	Mannkind Corp.	28,326
1,387	[1]	MiMedx Group, Inc.	9,487
450	[1]	Nevro Corp.	2,786
562	[1]	Novocure Ltd.	10,925
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
112	[1]	Nurix Therapeutics, Inc.	$ 2,822
1,475	[1]	Omnicell, Inc.	65,608
485	[1]	Pediatrix Medical Group	5,267
460	[1]	PROCEPT BioRobotics Corp.	36,340
288	[1]	Prothena Corp. PLC	6,414
1,578	[1]	RAPT Therapeutics, Inc.	3,243
368	[1]	Revance Therapeutics, Inc.	2,418
366	[1]	RxSight, Inc.	20,639
1,422	[1]	SAGE Therapeutics, Inc.	11,987
1,279		Siga Technologies, Inc.	11,549
84	[1]	Supernus Pharmaceuticals, Inc.	2,953
599	[1]	Tactile Systems Technology, Inc.	8,200
322	[1]	Terns Pharmaceuticals, Inc.	2,454
114	[1]	Tg Therapeutics, Inc.	2,678
120	[1]	TransMedics Group, Inc.	20,167
1,264	[1]	Travere Therapeutics, Inc.	11,970
1,202	[1]	TruBridge, Inc.	14,989
1,005	[1]	Vanda Pharmaceuticals, Inc.	5,316
704	[1]	Zentalis Pharmaceuticals, Inc.	2,443
349	[1]	Zymeworks, Inc.	4,094
		TOTAL	654,189
		Industrials—16.3%
1,305	[1]	Array Technologies, Inc.	8,757
25		Atkore, Inc.	2,333
97		Atmus Filtration Technologies, Inc.	3,477
169	[1]	Beacon Roofing Supply, Inc.	15,311
447	[1]	Blue Bird Corp.	22,877
86		Boise Cascade Co.	11,663
1,157	[1]	BrightView Holdings, Inc.	18,477
150	[1]	Cimpress PLC	14,832
57		Columbus McKinnon Corp.	1,950
18		Comfort Systems USA, Inc.	6,363
57	[1]	Construction Partners, Inc.	3,761
916		Costamare, Inc.	12,998
540	[1]	DNOW, Inc.	7,031
65		Emcor Group, Inc.	25,549
1,299	[1]	Enviri Corp.	15,523
450		Forward Air Corp.	14,296
848	[1]	GMS, Inc.	73,598
217		Griffon Corp.	14,363
175		Hurco Co., Inc.	3,010
88	[1]	Huron Consulting Group, Inc.	9,719
412		Hyster-Yale, Inc.	25,940
518	[1]	JELD-WEN Holding, Inc.	7,376
179		Kelly Services, Inc., Class A	3,779
822	[1]	Manitowoc, Inc.	8,294
713	[1]	Mesa Air Group, Inc.	884
291	[1]	MRC Global, Inc.	3,830
261		Mueller Water Products, Inc.	5,604
151		Park-Ohio Holdings Corp.	4,566
780	[1]	Parsons Corp.	74,459
1,287	[1]	Plug Power, Inc.	2,420
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
302		REV Group, Inc.	$ 9,616
3,436	[1]	Shoals Technologies Group, Inc.	18,520
592	[1]	SkyWest, Inc.	45,904
613		Spirit Airlines, Inc.	1,582
31		Tennant Co.	3,028
338		Terex Corp.	19,188
601		The Shyft Group, Inc.	8,528
129	[1]	Thermon Group Holdings, Inc.	4,054
182	[1]	TPI Composites, Inc.	788
385	[1]	Triumph Group, Inc.	5,363
2,873		TTEC Holdings, Inc.	14,681
619	[1]	Upwork, Inc.	5,967
60	[1]	Vicor Corp.	2,310
8		Watts Industries, Inc., Class A	1,574
		TOTAL	564,143
		Information Technology—12.8%
1,117	[1]	8x8, Inc.	2,100
2,131		Adtran Holdings, Inc.	11,891
483	[1]	Aehr Test Systems	7,346
112	[1]	Alarm.com Holdings, Inc.	6,668
121	[1]	Alkami Technology, Inc.	4,034
70	[1]	AppFolio, Inc.	16,239
1,493	[1]	AvePoint, Inc.	17,244
78	[1]	Blackline, Inc.	3,865
566	[1]	Cerence, Inc.	1,868
1,275		Clear Secure, Inc.	38,747
139	[1]	Clearfield, Inc.	5,185
1,670	[1]	CommScope Holdings Co., Inc.	6,446
95	[1]	Commvault Systems, Inc.	14,763
134	[1]	Digi International, Inc.	3,948
2,185	[1]	Extreme Networks, Inc.	34,414
24	[1]	Impinj, Inc.	4,034
80		InterDigital, Inc.	11,085
46	[1]	Itron, Inc.	4,702
832	[1]	LiveRamp Holdings, Inc.	21,565
2,697		Methode Electronics, Inc., Class A	28,103
343	[1]	NetScout Systems, Inc.	7,368
1,127	[1]	ON24, Inc.	7,269
136	[1]	Q2 Holdings, Inc.	10,093
19	[1]	Qualys, Inc.	2,378
2,006	[1]	Rackspace Technology, Inc.	4,614
1,087	[1]	Ribbon Communications, Inc.	3,707
226		Sapiens International Corp. NV	8,224
375	[1]	Semrush Holdings, Inc.	5,153
201	[1]	Semtech Corp.	8,808
1,057		SolarWinds Corp.	13,519
2,294	[1]	Sprinklr, Inc.	20,577
974	[1]	Telos Corp.	3,555
183	[1]	Tenable Holdings, Inc.	7,554
2,520	[1]	Unisys Corp.	13,936
507	[1]	Varonis Systems, Inc.	28,696
79	[1]	Vertex, Inc.	3,057
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
590	[1]	Weave Communications, Inc.	$ 6,655
356		Xerox Holdings Corp.	4,033
4,299	[1]	Yext, Inc.	21,882
665	[1]	Zeta Global Holdings Corp.	17,563
		TOTAL	442,888
		Materials—4.6%
156		Commercial Metals Corp.	8,360
439		Compass Minerals International, Inc.	3,876
958	[1]	Constellium SE	16,066
592	[1]	Knife River Corp.	46,691
177		Koppers Holdings, Inc.	7,006
91		Orion S.A.	1,697
3,270	[1]	Rayonier Advanced Materials, Inc.	26,095
5,492		SSR Mining, Inc.	28,503
1,634		SunCoke Energy, Inc.	14,641
71		Sylvamo Corp.	5,615
		TOTAL	158,550
		Real Estate—5.7%
6,541		Brandywine Realty Trust	34,210
316	[1]	Cushman & Wakefield PLC	4,108
996		Empire State Realty Trust, Inc.	10,747
65		Essential Properties Realty Trust, Inc.	2,074
716		Industrial Logistics Properties Trust	3,544
1,692		Macerich Co. (The)	27,021
1,128		Newmark Group, Inc.	15,600
231		Outfront Media, Inc.	3,939
1,297	[1]	Real Brokerage, Inc./The	8,080
2,826	[1]	Redfin Corp.	26,395
838		RMR Group, Inc./The	21,361
163		SL Green Realty Corp.	10,862
287		Tanger, Inc.	8,736
110		Whitestone Project	1,476
1,186		Xenia Hotels & Resorts, Inc.	16,889
		TOTAL	195,042
		Utilities—1.6%
22		Chesapeake Utilities Corp.	2,605
1,207		Hawaiian Electric Industries, Inc.	12,951
361		Otter Tail Corp.	30,523
203		Portland General Electric Co.	9,766
		TOTAL	55,845
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $3,362,329)[2]	3,437,641
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	18,977
		TOTAL NET ASSETS—100%	$3,456,618

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 8/31/2024[1]
Net Asset Value, Beginning of Period	$25.39
Income From Investment Operations:
Net investment income[2]	0.02
Net realized and unrealized gain (loss)	0.19
Total from Investment Operations	0.21
Net Asset Value, End of Period	$25.60
Total Return[3]	0.83%
Ratios to Average Net Assets:
Net expenses[4]	0.36%[5]
Net investment income	0.92%[5]
Expense waiver/reimbursement[6]	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,457
Portfolio turnover[7]	5%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2024 (unaudited)

Assets:
Investment in securities, at value (identified cost $3,362,329)	$3,437,641
Cash	19,210
Income receivable	2,448
Total Assets	3,459,299
Liabilities:
Payable for investments purchased	$1,739
Payable for investment adviser fee (Note 5)	942
TOTAL LIABILITIES	2,681
Net assets for 135,004 shares outstanding	$3,456,618
Net Assets Consist of:
Paid-in capital	$3,390,808
Total distributable earnings (loss)	65,810
TOTAL NET ASSETS	$3,456,618
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,456,618 ÷ 135,004 shares outstanding, no par value, unlimited shares authorized	$25.60
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Period Ended August 31, 20241 (unaudited)

Investment Income:
Dividends	$3,314
Expenses:
Investment adviser fee (Note 5)	$1,187
Waiver of investment adviser fee (Note 5)	(245)
Net expenses	942
Net investment income	2,372
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(32,152)
Net realized gain on in-kind redemptions	20,278
Net change in unrealized appreciation of investments	75,312
Net realized and unrealized gain (loss) on investments and in-kind redemptions	63,438
Change in net assets resulting from operations	$65,810

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Period Ended (unaudited) 8/31/2024[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,372
Net realized loss	(11,874)
Net change in unrealized appreciation/depreciation	75,312
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,810
Share Transactions:
Proceeds from sale of shares	4,141,375
Cost of shares redeemed	(750,567)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,390,808
Change in net assets	3,456,618
Net Assets:
Beginning of period	—
End of period	$3,456,618

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of the Federated Hermes MDT Small Cap Core ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $245 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended August 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2024, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
Period Ended 8/31/2024[1]
Shares sold	165,004
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	(30,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	135,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to August 31, 2024.
4. FEDERAL TAX INFORMATION
At August 31, 2024, the cost of investments for federal tax purposes was $3,362,329. The net unrealized appreciation of investments for federal tax purposes was $75,312. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $178,538 and unrealized depreciation from investments for those securities having an excess of cost over value of $103,226.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.46% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the period ended August 31, 2024, the Adviser voluntarily waived $245 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended August 31, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.36% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of August 31, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the period ended August 31, 2024, were as follows:
Purchases	$139,071
Sales	$751,929
Purchases and sales include $4,095,480 and $108,419, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2024, there were no outstanding loans. During the period ended August 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Small Cap Core ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Small Cap Core Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Small Cap Core Fund”). The Board also considered information comparing the MDT Small Cap Core Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Semi-Annual Financial Statements and Additional Information

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Small Cap Core Fund. The Board also reviewed information about differences between the MDT Small Cap Core Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Semi-Annual Financial Statements and Additional Information

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L602
Q456848 (10/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF: Not Applicable.

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF:

On August 23, 2024, holders of more than 50% of the Federated Hermes Large Cap Growth ETF’s outstanding voting securities as of August 19, 2024 approved the below fundamental policy change (the “Policy Change”) by written consent in lieu of a shareholder meeting. The Federated Hermes Large Cap Growth ETF was not required to proxy shareholders in order to obtain shareholder approval in connection with the Policy Change.

Effective September 16, 2024, the Federated Hermes Large Cap Growth ETF’s new fundamental investment policy regarding diversification, as approved by the Board and a majority of shareholders, states:

The Fund is a “non-diversified” investment company, as defined in the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than “diversified” investment companies. A diversified company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer.

The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the Policy Change is included below.

	Voted For	Voted Against	Withheld Authority	Abstained	Broker Non-Votes
Federated Hermes MDT Large Cap Growth ETF Policy Change	100,000 Shares (95.23%)	N/A	N/A	N/A	N/A

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Large Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2024